Label	Element	Value
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $531.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.10%
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $594.69 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $475.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)